Discontinued Operations and Disposal Groups	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure
23. Discontinued Operations
On October 4, 2021, the Company entered into agreements to sell its general partner interest in Teekay LNG Partners (now known as Seapeak LLC), all of its common units in Teekay LNG Partners and certain subsidiaries which collectively contain the shore-based management operations of the Teekay Gas Business. These transactions closed on January 13, 2022 (see Note 24).
All revenues and expenses of the Teekay Gas Business prior to the sale and for the periods covered by the consolidated statements of (loss) income in these consolidated financial statements have been aggregated and separately presented as a single component of net income (loss) called "income from discontinued operations". Revenues and expenses of the Teekay Gas Business have been determined as follows:

•Revenues and expenses of the Teekay Gas Business consist of all direct revenue and expenses that are clearly identifiable as solely for the benefit of the Teekay Gas Business and will not be recognized on an ongoing basis by the Company following completion of the sale of the Teekay Gas Business. As such, costs previously incurred by the Company for the benefit of both the Teekay Gas Business and the continuing operations of the Company (or Shared Costs) remain in the Company’s continuing operations, including the Teekay Gas Business’s proportionate share of such costs. The Company’s Shared Costs primarily relate to costs incurred to provide certain corporate services and ship management services for the benefit of both the Teekay Gas Business and the continuing operations of the Company. Prior to or shortly after the closing of the sale of the Teekay Gas Business, the Company will undergo an internal reorganization which will result in two existing subsidiaries and two new subsidiaries of the Company collectively containing all the shore-based management operations for Seapeak and certain of Seapeak’s joint ventures. A substantial majority of the Company’s corporate Shared Costs are reflected in general and administrative expenses. As a result of the Company’s historical practice of using a shared service operation for its different businesses and the allocation method explained above for such costs, general and administrative expenses presented within continuing operations and general and administrative expenses presented within discontinued operations will not represent what these costs would have been had the Company operated the Teekay Gas Business on a standalone basis and will not represent an existing cost run-rate, as adjusted for the completion of this transaction.

•Interest expense of the Teekay Gas Business consists of interest expense and amortization of discounts, premiums, and debt issuance costs related to long-term debt and obligations related to finance leases of Seapeak that will be assumed by the acquiror thereof as well as Teekay Parent’s revolving credit facility that was required to be terminated as a result of the proposed sale of the Teekay Gas Business.

The consolidated balance sheets as at December 31, 2021 and December 31, 2020 reflect the aggregation and separate presentation of all current assets, non-current assets, current liabilities and non-current liabilities of the Teekay Gas Business. The assets and liabilities of the Teekay Gas Business and the Company’s continuing operations exclude any intercorporate amounts owing in order to reflect the discontinuance of services between the Company and the Teekay Gas Business following a transition period.
The following table contains the major components of income from discontinued operations of the Teekay Gas Business for the periods presented:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Revenues	680,589	669,417	670,346
Voyage expenses	(28,190)	(17,394)	(21,387)
Vessel operating expenses	(200,917)	(188,251)	(177,141)
Time-charter hire expenses	(23,487)	(23,564)	(19,994)
Depreciation and amortization	(130,810)	(129,752)	(136,765)
General and administrative expenses	(24,196)	(15,075)	(11,714)
(Write-down) and gain on sale of vessels	—	(51,000)	13,564
Restructuring charges	(3,223)	—	(3,690)
Income from vessel operations	269,766	244,381	313,219
Interest expense	(122,561)	(136,572)	(167,661)
Interest income	5,945	6,903	4,400
Realized and unrealized gains (losses) on non-designated derivative instruments	8,524	(33,334)	(13,361)
Equity income	115,399	72,233	58,819
Foreign exchange gain (loss)	7,344	(18,373)	(10,051)
Other loss	(3,566)	(16,523)	(2,008)
Income from discontinued operations before income taxes	280,851	118,715	183,357
Income tax expense	(6,756)	(3,429)	(7,636)
Income from discontinued operations	274,095	115,286	175,721
As at December 31, 2021 and December 31, 2020, the major classes of the Teekay Gas Business’s assets and liabilities that are components of current assets – discontinued operations, non-current assets – discontinued operations, current liabilities – discontinued operations and non-current liabilities – discontinued operations, were as follows:

	As at December 31,
	2021 $	2020 $
ASSETS
Cash and cash equivalents	101,190	220,042
Other current assets	264,537	60,999
Vessels and equipment	2,831,530	—
Net investment in direct financing and sales-type leases, net	480,508	—
Investment in and loans, net to equity-accounted investments	1,126,674	—
Current assets – discontinued operations	4,804,439	281,041
Vessels and equipment	—	2,895,919
Net investment in direct financing and sales-type leases, net – non-current	—	500,101
Investment in and loans, net to equity-accounted investments	—	1,047,091
Other non-current assets	—	142,223
Non-current assets – discontinued operations	—	4,585,334
Total assets – discontinued operations	4,804,439	4,866,375

LIABILITIES
Current portion of long-term debt	1,379,642	250,508
Current obligations related to finance leases	1,268,990	71,932
Other current liabilities	228,997	209,301
Current liabilities – discontinued operations	2,877,629	531,741
Long-term debt	—	1,221,705
Long-term obligations related to finance leases	—	1,268,990
Other long-term liabilities	—	95,779
Non-current liabilities – discontinued operations	—	2,586,474
Total liabilities – discontinued operations	2,877,629	3,118,215

A condensed summary of the financial information for certain equity-accounted investments (20% to 52%-owned) shown on a 100% basis (excluding the impact from purchase price adjustments arising from the acquisition of joint ventures), included in discontinued operations, are as follows:

	As at December 31,
	2021 $	2020 $
Cash and restricted cash	460,342	400,816
Other assets – current	208,029	180,673
Vessels and equipment, including vessels related to finance leases and advances on newbuilding contracts	1,825,562	1,912,776
Net investment in direct financing leases	5,103,376	5,237,791
Other assets – non-current	255,270	216,331
Current portion of long-term debt and obligations related to finance leases	611,180	582,767
Other liabilities – current	250,753	232,466
Long-term debt and obligations related to finance leases	4,551,612	4,853,791
Other liabilities – non-current	220,454	350,057

	Year Ended December 31,
	2021 $	2020 $	2019 $
Revenues	990,703	1,008,112	766,618
Income from vessel operations	572,985	584,685	400,326
Realized and unrealized gain (loss) on non-designated derivative instruments	26,743	(94,760)	(40,915)
Net income	342,068	152,144	130,314